Summary of Significant Accounting Policies - Schedule of Deferred Tax Liability (Details) (10-K) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Aug. 08, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Liability, Beginning Balance		$ 30,879	$ 35,000	$ 35,000
Impairment of intangible assets				8,598
Income tax benefit		$ (1,038)	$ (1,169)	5,272	(2,114)
Deferred Tax Liability, Ending balance				30,879	35,000
Evolution AI Corporation [Member]
Business combination, consideration transferred	$ 211,500				36,937
Namegames LLC [Member]
Business combination, consideration transferred					177
Facebank AG [Member]
Business combination, consideration transferred				1,151
Nexway AG [Member]
Business combination, consideration transferred				450
Impairment of intangible assets				$ (450)